OPERATING LEASES	12 Months Ended
Dec. 31, 2025
OPERATING LEASES
OPERATING LEASES

17. OPERATING LEASES

The Group leases its facilities and offices under non-cancelable operating lease agreements. For the years ended December 31, 2023, 2024 and 2025, the operating lease cost were RMB7,549,026, RMB6,829,793 and RMB5,190,078, respectively, and the short-term lease cost were RMB1,480,259, RMB1,263,426 and RMB2,846,447, respectively. There were no leasing costs other than operating lease costs or short-term lease costs.

A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 was as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	71,223,350	75,954,225

Operating lease liabilities—current (Note 10)	1,253,020	3,187,599
Operating lease liabilities—non-current	89,990	3,956,501
Total operating lease liabilities	1,343,010	7,144,100

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	7,711,479	5,263,335	4,119,863
Right-of-use assets obtained in exchange for new operating lease liabilities	3,744,607	1,144,700	9,706,409
Modification to right-of-use assets	(5,217,099)	—	—

The weighted average remaining lease term as of December 31, 2025 was 2.5 years, and the weighted average discount rate of the operating leases was 3.09%.

Maturities of lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2025 were as follows:

As of December 31, 2025
RMB
Within 1 year	3,365,974
After 1 year but within 2 years	4,030,116
Total undiscounted lease payment	7,396,090
Less: Imputed interest	(251,990)
Present value of lease liabilities	7,144,100

As of December 31, 2025, the Group has no significant lease contract that has been entered into but not yet commenced.